Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2017
Short-term borrowings and long-term debt

12. Short-term borrowings and long-term debt

Short-term borrowings

Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.

Details of Other short-term borrowings at March 31, 2016 and 2017 are as follows:

	2016	2017
	(in millions of yen)
Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1) (2)	289,219	59,607
Commercial paper and short-term notes issued by MHFG and its subsidiaries (1) (3)	1,369,302	956,447
Borrowings from the Bank of Japan	324,146	355,255
Other	97,372	105,303

Total	2,080,039	1,476,612

Notes:

(1)	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
(2)	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which the amounts were ¥232,538 million and ¥56,681 million, respectively, at March 31, 2016, and ¥24,559 million and ¥35,048 million, respectively, at March 31, 2017.
(3)	Commercial paper and short-term notes issued by MHFG and its subsidiaries in the above table consist of commercial paper and short-term notes, of which the amounts were ¥777,602 million and ¥591,700 million, respectively, at March 31, 2016, and ¥765,147 million and ¥191,300 million, respectively, at March 31, 2017.

Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2016 and 2017 is comprised of the following:

	2016	2017
	(in millions of yen)
Obligations under capital leases	37,811	40,947
Loan participation borrowings	64,524	90,639
Senior borrowings and bonds	11,576,384	11,119,136
Subordinated borrowings and bonds	3,086,808	3,278,692

Total	14,765,527	14,529,414

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2016	2017
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-10.00	Apr. 2017-Dec. 2046	7,863,984	6,011,939
fixed rate denominated in U.S. dollars	0.00-7.49	Apr. 2017-Aug. 2046	1,778,892	2,533,715
fixed rate denominated in other currencies	0.01-10.00	Apr. 2017-May. 2037	135,515	172,370
floating rate denominated in Japanese yen	0.00-23.80	Apr. 2017-Mar. 2047	852,425	717,056
floating rate denominated in U.S. dollars	0.00-10.00	Apr. 2017-Jul. 2033	898,840	1,557,288
floating rate denominated in other currencies	0.00-9.40	Aug. 2017-Sep. 2035	46,728	126,768

Total			11,576,384	11,119,136

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.50-4.26	Apr. 2017-Perpetual	2,596,460	2,858,445
fixed rate denominated in U.S. dollars	4.30-4.70	Jul. 2022-Oct. 2025	490,348	420,247

Total			3,086,808	3,278,692

Total			14,663,192	14,397,828

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2017.
(2)	Maturity information disclosed is the range of maturities at March 31, 2017.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of the contractual maturities of long-term debt subsequent to March 31, 2017:

(in millions of yen)
Fiscal year ending March 31:
2018	1,614,386
2019	3,127,227
2020	1,733,501
2021	1,841,416
2022	1,194,536
2023 and thereafter	5,018,348

Total	14,529,414